Label		Element	Value
Vanguard Institutional Intermediate-Term Bond Fund | Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_NetExpensesOverAssets	0.02%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 2
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	6
5 YEAR		rr_ExpenseExampleNoRedemptionYear05	11
10 YEAR		rr_ExpenseExampleNoRedemptionYear10	$ 26
2005		rr_AnnualReturn2005	2.28%
2006		rr_AnnualReturn2006	4.53%
2007		rr_AnnualReturn2007	7.08%
2008		rr_AnnualReturn2008	2.74%
2009		rr_AnnualReturn2009	7.49%
2010		rr_AnnualReturn2010	6.20%
2011		rr_AnnualReturn2011	5.63%
2012		rr_AnnualReturn2012	3.71%
2013		rr_AnnualReturn2013	(0.86%)
2014		rr_AnnualReturn2014	3.66%
Bar Chart Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.38%
Bar Chart Lowest Quarter Return Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return		rr_BarChartLowestQuarterlyReturn	(1.83%)
One Year		rr_AverageAnnualReturnYear01	3.66%
Five Years		rr_AverageAnnualReturnYear05	3.64%
Ten Years		rr_AverageAnnualReturnYear10	4.22%
Vanguard Institutional Intermediate-Term Bond Fund | Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares | Barclays U.S. Intermediate Aggregate ex Baa Index
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	4.04%
Five Years		rr_AverageAnnualReturnYear05	3.51%
Ten Years		rr_AverageAnnualReturnYear10	4.23%
Vanguard Institutional Short-Term Bond Fund | Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	0.02%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 2
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	6
5 YEAR		rr_ExpenseExampleNoRedemptionYear05	11
10 YEAR		rr_ExpenseExampleNoRedemptionYear10	$ 26
2005		rr_AnnualReturn2005	2.20%
2006		rr_AnnualReturn2006	4.69%
2007		rr_AnnualReturn2007	6.63%
2008		rr_AnnualReturn2008	2.45%
2009		rr_AnnualReturn2009	7.26%
2010		rr_AnnualReturn2010	3.27%
2011		rr_AnnualReturn2011	1.62%
2012		rr_AnnualReturn2012	2.13%
2013		rr_AnnualReturn2013	0.82%
2014		rr_AnnualReturn2014	0.96%
Bar Chart Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.77%
Bar Chart Lowest Quarter Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return		rr_BarChartLowestQuarterlyReturn	(1.79%)
One Year		rr_AverageAnnualReturnYear01	0.96%
Five Years		rr_AverageAnnualReturnYear05	1.75%
Ten Years		rr_AverageAnnualReturnYear10	3.18%
Vanguard Institutional Short-Term Bond Fund | Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares | Barclays U.S. 1-3 Years Government Credit ex Baa Index
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	0.72%
Five Years		rr_AverageAnnualReturnYear05	1.30%
Ten Years		rr_AverageAnnualReturnYear10	2.75%
[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[2]	The expense information shown in the table reflects estimated amounts for the current fiscal year.